RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

14. RELATED PARTY TRANSACTIONS

a) Related Parties

Name of related parties	Relationship
William Wei Cao	Founder, CEO and a principal shareholder of the Company
Unitex Capital Ltd.	An entity controlled by the Founder

b) The Group had the following related party transactions:

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
				(Note 2)
Payment for professional service fee
Unitex Capital Ltd (a)	2,631	3,354	10,885	1,578

Note (a): For the years ended December 31, 2020, 2021 and 2022, the Group incurred professional service fees to Unitex Capital Ltd, in the amount of RMB2,631, RMB 3,354 and RMB10,885 respectively.